Item 1. Schedule of Investments:
--------------------------------

Putnam Tax Exempt Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

12-31-04



Putnam Tax Exempt Money Market Fund
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The fund's portfolio
December 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
BAN -- Bond Anticipation Notes
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Notes -- General Obligation Notes
LOC -- Letter of Credit
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
TAN -- Tax Anticipation Notes
TRAN -- Tax Revenue Anticipation Notes
VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (99.9%) (a)
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Principal amount                                                            Rating (RAT)              Value
-----------------------------------------------------------------------------------------------------------
Colorado (4.1%)
-----------------------------------------------------------------------------------------------------------
     $1,000,000  CO State TRAN, 3s, 6/27/05                                       MIG1           $1,006,908
      4,000,000  U. of CO. Hosp. Auth. VRDN, Ser. B,
                 1.98s, 11/15/35 (Citbank N.A., (LOC))                            VMIG1           4,000,000
                                                                                              -------------
                                                                                                  5,006,908
Connecticut (8.9%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  CT State Commercial Paper (Yale U.) Ser.
                 S-2, 1.8s, 2/10/05                                               P-1             2,000,000
      3,500,000  CT State Commercial Paper (Yale U.) Ser.
                 S, 1.7s, 2/10/05                                                 P-1             3,500,000
      5,475,000  CT State Special Tax Oblig. VRDN (Trans.
                 Infrastructure), Ser. 1, FGIC, 2s,
                 9/1/20                                                           VMIG1           5,475,000
                                                                                              -------------
                                                                                                 10,975,000
Florida (2.1%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Brevard Cnty., School Dist. TAN, 3s,
                 6/30/05                                                          MIG 1           2,013,255
        550,000  Tampa Bay, Wtr. Util. Syst. VRDN (Wtr.
                 Supply Auth.), 2.05s, 10/1/31 (Bank of
                 America N.A., (LOC))                                             VMIG1             550,000
                                                                                              -------------
                                                                                                  2,563,255
Georgia (7.7%)
-----------------------------------------------------------------------------------------------------------
      5,500,000  Atlanta, Wtr. & Waste Wtr. VRDN, Ser. B,
                 FSA, 1.95s, 11/1/38                                              VMIG1           5,500,000
      4,000,000  Gwinnett Cnty., Hosp. Auth. VRDN
                 (Gwinnett Hosp. Syst. Project A), 2s,
                 10/1/32 (SunTrust Bank (LOC))                                    VMIG1           4,000,000
                                                                                              -------------
                                                                                                  9,500,000
Idaho (1.6%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  ID State TAN, 3s, 6/30/05                                        MIG1            2,013,956

Illinois (3.7%)
-----------------------------------------------------------------------------------------------------------
      4,500,000  IL Fin. Auth. VRDN (Northwestern U.),
                 Subser. A, 1.95s, 12/1/34                                        VMIG1           4,500,000

Indiana (11.2%)
-----------------------------------------------------------------------------------------------------------
      3,335,000  IN Hlth. Fac. Fin. Auth. VRDN (Fayette
                 Memorial Hosp. Assn.) Ser. A, 2.27s,
                 10/1/32 (U.S. Bank N.A. (LOC))                                   A-1+            3,335,000
      5,600,000  IN Muni. Pwr. Agcy. Supply Syst. VRDN,
                 Ser. A, 1.98s, 1/1/18 (Toronto Dominion
                 Bank (LOC))                                                      VMIG1           5,600,000
        800,000  IN State Ed. Fac. Auth. VRDN (Depauw U.)
                 2.22s, 7/1/32 (Northern Trust Co. (LOC))                         VMIG1             800,000
      4,135,000  Richmond, Hosp. Auth. VRDN (Reid Hosp. &
                 Hlth. Care), 2.05s, 1/1/12 (U.S. Bank
                 N.A. (LOC))                                                      A-1+            4,135,000
                                                                                              -------------
                                                                                                 13,870,000
Kansas (1.6%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Wichita, G.O. Notes Ser. 211, 3s,
                 2/17/05                                                          SP-1+           2,004,634

Kentucky (3.6%)
-----------------------------------------------------------------------------------------------------------
      4,500,000  KY Econ. Dev. Fin. Auth. Hosp. Fac. VRDN
                 (Baptist Hlth. Care), Ser. B, MBIA,
                 1.99s, 8/15/31                                                   VMIG1           4,500,000

Maine (3.9%)
-----------------------------------------------------------------------------------------------------------
      1,800,000  ME State BAN, 3s, 6/23/05                                        MIG 1           1,811,205
      1,000,000  ME State BAN, 3s, 6/23/05                                        MIG 1           1,005,060
      2,000,000  ME State TAN, 3s, 6/30/05                                        SP-1+           2,013,856
                                                                                              -------------
                                                                                                  4,830,121
Maryland (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  MD State Trans. Auth. VRDN
                 (Baltimore/Washington Arpt.), Ser. A,
                 1.93s, 7/1/13 (State Street Bank & Trust
                 Co. (LOC))                                                       VMIG1           1,000,000

Massachusetts (4.1%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Harvard U. Commercial Paper Ser. EE,
                 1.75s, 2/16/05                                                   P-1             5,000,000

Michigan (3.3%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  MI State G.O. Notes Ser. A, 3.5s,
                 9/30/05                                                          SP-1+           4,044,091

Minnesota (2.5%)
-----------------------------------------------------------------------------------------------------------
      2,100,000  Minnanoka & Ramsey Cntys., Hosp. VRDN
                 (North Suburban Hosp. Dist. Hlth. Ctr.),
                 2.2s, 8/1/14 (Wells Fargo Bank NW N.A.
                 (LOC))                                                           A-1+            2,100,000
      1,000,000  MN State Higher Ed. Fac. Auth. VRDN (St.
                 Olaf College), Class M2, 2.22s, 10/1/20
                 (Harris Trust & Savings Bank (LOC))                              VMIG1           1,000,000
                                                                                              -------------
                                                                                                  3,100,000

Mississippi (0.4%)
-----------------------------------------------------------------------------------------------------------
        500,000  Jackson Cnty., Poll. Control VRDN
                 (Chevron USA, Inc.), 2.15s, 6/1/23
                 (ChevronTexaco Corp. (LOC))                                      VMIG1             500,000

Montana (0.2%)
-----------------------------------------------------------------------------------------------------------
        300,000  MT State Hlth. Fac. Auth. VRDN (Hlth.
                 Care Pooled Loan Program), Ser. A, FGIC,
                 2s, 12/1/15                                                      VMIG1             300,000

New Jersey (1.6%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  NJ State TAN, Ser. A, 3s, 6/24/05                                SP-1+           2,014,224

New Mexico (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Farmington, Poll. Control VRDN (AZ Pub.
                 Svc. Co.), Ser. A, 2.2s, 5/1/24
                 (Barclays Bank PLC (LOC))                                        VMIG1           1,000,000

New York (5.8%)
-----------------------------------------------------------------------------------------------------------
      3,200,000  Long Island, NY Elec. Syst. Pwr. Auth.
                 VRDN, Ser. 2, Subser. 2A, 1.95s, 5/1/33
                 (WestLB AG (LOC))                                                VMIG1           3,200,000
      4,000,000  NY City, Hsg. Dev. Corp. Mulit-Fam. VRDN
                 (63 Wall Street), Ser. A, 1.96s, 12/1/36
                 (HSBC Bank USA (LOC))                                            A-1+            4,000,000
                                                                                              -------------
                                                                                                  7,200,000
Ohio (11.4%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Hamilton Cnty., Hlth. Care Facs. VRDN
                 (Deaconess Long Term Care), Ser. A, 2s,
                 5/15/30 (LaSalle Bank N.A. (LOC))                                VMIG1           4,000,000
      5,500,000  OH State Air Quality Dev. Auth. VRDN
                 (Columbus Southern), Ser. C, 2s, 12/1/38
                 (BNP Paribas (LOC))                                              VMIG1           5,500,000
      4,500,000  OH State Wtr. Dev. Auth. Poll. Control
                 Fac. VRDN (OH Edison Co.), Ser. B,
                 2.23s, 9/1/18 (Wachovia Bank, NA (LOC))                          VMIG1           4,500,000
                                                                                              -------------
                                                                                                 14,000,000
Pennsylvania (9.2%)
-----------------------------------------------------------------------------------------------------------
                 Allegheny Cnty., Hosp. Dev. Auth. VRDN
      2,000,000  (Hlth. Ctr. Presbyterian), Ser. A, MBIA,
                 2s, 3/1/20                                                       VMIG1           2,000,000
      2,300,000  (Hlth. Ctr. Presbyterian), Ser. D, MBIA,
                 2s, 3/1/20                                                       VMIG1           2,300,000
      1,190,000  (Presbyterian U. Hosp.), Ser. B2, 2s,
                 3/1/18 (Bank One NA (LOC))                                       VMIG1           1,190,000
      3,420,000  Dauphin Cnty., Gen. Auth. VRDN (School
                 Dist. Pooled Fin. Project II), AMBAC,
                 2.1s, 9/1/32                                                     VMIG1           3,420,000
      2,400,000  New Garden, Gen. Auth. Mandatory Put
                 Bonds (Municipal Pooled Fin. Project I),
                 AMBAC, 2.1s, 11/1/29                                             A-1             2,400,000
                                                                                              -------------
                                                                                                 11,310,000
Rhode Island (2.7%)
-----------------------------------------------------------------------------------------------------------
      3,300,000  RI State Hlth & Edl. Bldg. Corp. VRDN
                 (Brown U. Higher Ed. Fac.), Ser. B,
                 1.95s, 9/1/43                                                    VMIG1           3,300,000

Texas (3.4%)
-----------------------------------------------------------------------------------------------------------
      4,150,000  Richardson, Indpt. School Dist.
                 Mandatory Put Bonds, PSFG, 1.1s, 8/15/24                         MIG1            4,150,000

Virginia (4.5%)
-----------------------------------------------------------------------------------------------------------
      5,500,000  Clarke Cnty., Indl. Dev. Auth. Hosp.
                 Facs. VRDN (Winchester Med. Ctr.), FSA,
                 2s, 1/1/30                                                       VMIG1           5,500,000

West Virginia (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Marshall Cnty., Poll. Control VRDN (OH
                 Pwr. Co.), Ser. E, 2.19s, 6/1/22 (Royal
                 Bank of Scotland PLC (LOC))                                      VMIG1           1,000,000
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $123,182,189) (b)                                     $123,182,189
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $123,295,884.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2004. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

  (b) The aggregate identified cost on a financial reporting and tax basis is the same.

      The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at December 31, 2004.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The fund had the following industry group concentrations greater than 10% at December 31, 2004 (as a percentage of net assets):

      Health care              25.1%
      Education                17.1
      Utilities                16.1
      Financial                10.7

      Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: February 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: February 28, 2005